Employee Benefit Expenses (Including Directors' Emoluments) Emoluments for Non-Director Highest Paid Individuals (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of highest paid employees [Line Items]
Pension costs			$ 40,000	$ 38,000	$ 37,000
Employee benefit expenses	$ 554,000	$ 651,000	1,292,000	1,238,000	1,193,000	[1]
Non-Director Highest Paid Individuals [Member]
Disclosure of highest paid employees [Line Items]
Basic salaries, allowances and benefits in kind			5,501	5,496	5,462
Bonus			3,858	2,551	2,980
Pension costs			219	191	191
Employee benefit expenses			$ 9,578	$ 8,238	$ 8,633

[1]	Note: Presentation for the year ended December 31, 2017 has been restated to reflect the adoption of IFRS 15 in 2018 as disclosed in Note 2.